Consolidated Statements of Cash Flows - Reconciliation of Cash, Cash Equivalents, and Restricted Cash - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets
Cash and cash equivalents	$ 893,020	$ 2,346,109	$ 1,145,103
Restricted cash, current	1,807,485	797,668	707,120
Restricted cash, non-current		500,000
Total cash, cash equivalents, and restricted cash at end of the year	$ 2,700,505	$ 3,643,777	$ 1,852,223